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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                   	     Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Bond Fund
                 Schedule of Investments  3/31/09 (unaudited)

Principal  Floating                                              Value
Amount      Rate

                 CONVERTIBLE CORPORATE BONDS - 1.0 %
                 Consumer Services - 0.2 %
                 Casinos & Gaming - 0.2 %
2,300,000        Scientific Games Corp., 0.75%, 12/1/24   $   2,110,250
                 Total Consumer Services                  $   2,110,250
                 Health Care Equipment & Services - 0.2 %
                 Health Care Services - 0.2 %
2,570,000        Omnicare, Inc., 3.25%, 12/15/35          $   1,683,350
                 Total Health Care Equipment & Services   $   1,683,350
                 Banks - 0.2 %
                 Regional Banks - 0.2 %
2,100,000        National City Corp., 4.0%, 2/1/11        $   1,913,625
                 Total Banks                              $   1,913,625
                 Telecommunication Services - 0.4 %
                 Integrated Telecommunication Services - 0.3 %
3,300,000        Qwest Communications International, Inc.,$   3,044,250
                 Total Telecommunication Services         $   3,044,250
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost  $7,712,959)                       $   8,751,475

                 PREFERRED STOCKS - 0.5 %
                 Diversified Financials - 0.2 %
                 Diversified Financial Services - 0.2 %
4,880            Bank of America Corp., 7.25%, 12/31/49   $   2,071,560
                 Total Diversified Financials             $   2,071,560
                 Insurance - 0.2 %
                 Life & Health Insurance - 0.2 %
153,800          Delphi Financial Group, Inc., 7.376%, 5/1$   1,857,900
                 Total Insurance                          $   1,857,900
                 TOTAL PREFERRED STOCKS
                 (Cost  $7,295,844)                       $   3,929,460

                 ASSET BACKED SECURITIES - 3.5 %
                 Materials - 0.4 %
                 Steel - 0.4 %
801,773     0.71 Aegis Asset Backed Securities, Floating R$     762,938
1,592,545   0.62 CMLTI 2006-WFH2 A2A, Floating Rate Note,       961,491
261,766     0.62 CXHE 2006-A AV2, Floating Rate Note, 6/25      249,465
1,500,000   0.96 RASC 2005-KS7 M1, Floating Rate Note, 8/2    1,148,354
                                                          $   3,122,248
                 Total Materials                          $   3,122,248
                 Consumer Services - 0.3 %
                 Restaurants - 0.3 %
4,535,000        Dunkin Brands Master Finance LLC,  8.28%,$   2,975,232
                 Total Consumer Services                  $   2,975,232
                 Food & Drug Retailing - 0.3 %
                 Food Retail - 0.3 %
5,325,000        Dominos Pizza Master Issuer LLC, 7.629%, $   2,396,250
                 Total Food & Drug Retailing              $   2,396,250
                 Banks - 2.2 %
                 Thrifts & Mortgage Finance - 2.2 %
725,000     0.92 Carrington Mortgage Loan Trust, Floating $     554,511
2,150,000   0.62 Carrington Mortgage, Floating Rate Note,     1,481,059
2,575,000   1.03 Countrywide Asset Backed Certificates, Fl    2,101,882
598,955          Countrywide Asset-Backed, 5.069%, 2/25/36      552,365
3,395,000   0.94 Countrywide Asset-Backed Certificates, Fl    3,139,268
1,948,020   0.81 FBR Securitization T, 2.76188%, 9/25/35      1,603,689
199,441     1.06 First Franklin Mortgage Loan Asset, Backe      166,195
643,640     0.59 GSAMP, Trust Floating Rate Note, 1/25/37       585,801
756,561     0.78 GSAMP, Trust, Floating Rate Note, 11/25/3      666,400
1,092,275   0.95 GSAMP, Trust, Floating Rate Note, 3/25/35      989,983
5,150,331        Local Insight Media Finance LLC, 5.88%, 1    3,857,115
826,577     0.93 Morgan Stanley Capital, Inc., Floating Ra      794,872
1,245,682   0.57 Morgan Stanley Ixis Real Estate, Floating    1,136,597
2,045,580   0.00 SASC 2007-BC4 A3, Floating Rate Note, 11/    1,633,370
                                                          $  19,263,107
                 Total Banks                              $  19,263,107
                 Diversified Financials - 0.3 %
                 Consumer Finance - 0.1 %
844,349     0.64 Nomura Home Equity Trust, Floating Rate N$     773,004
                 Diversified Financial Services - 0.0 %
420,000     0.96 Asset Backed Securities Corp. Floating Ra$     320,668
                 Investment Banking & Brokerage - 0.1 %
1,725,000   0.68 MLMI 2006-AR1 A2C Floating Rate Note, 3/2$     988,563
                 Specialized Finance - 0.1 %
900,000     0.00 SLMA 2004-10 A6B Floating Rate Note, 4/27$     684,000
                 Total Diversified Financials             $   2,766,235
                 TOTAL ASSET BACKED SECURITIES
                 (Cost  $38,352,920)                      $  30,523,072

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 9.9 %
                 Commercial Services & Supplies - 0.1 %
                 Diversified Support Services - 0.1 %
975,000     0.00 CW Capital Cobalt, Ltd., 5.174%, 8/15/48 $     829,476
                 Total Commercial Services & Supplies     $     829,476
                 Banks - 6.1 %
                 Diversified Banks - 0.1 %
1,858,546        RALI 2005-QA10 A41, 5.7412%, 9/25/35     $   1,038,730
                 Thrifts & Mortgage Finance - 6.0 %
4,100,965        Chase Mortgage Finance Corp., 5.5%, 5/25/$   3,531,371
3,825,291        Countrywide Alternative Loan Trust, 6.0%,    2,464,922
3,375,000        GMAC Commercial Mortgage Securities, Inc.    2,578,645
2,900,000        GS Mortgage Securities Corp. II, 7.12%, 1    2,892,954
1,251,081   0.92 Impac CMB Trust, Floating Rate Note, 11/2      850,901
304,452     0.92 Impac Securities Assets Corp., Floating R      141,914
1,631,663   0.87 Impac Securities Assets Corp., Floating R    1,112,083
2,600,000        JP Morgan Mortgage Trust, 4.5%, 8/25/19      2,507,134
3,969,769        JP Morgan Mortgage Trust, 6.0%, 8/25/34      3,550,462
1,750,000        JPMCC 2002-C3 B, 5.146%, 7/12/35             1,632,004
10,000,000       LB-UBS Commercial Mortgage, 5.372%, 9/15/    7,196,671
1,059,493        MASTR Asset Securitization Trust, 5.5%, 1      964,522
2,365,317        Residential Funding Mortgage Sec I, 5.5%,    2,001,931
8,510,000   5.54 SASC 2007 BHC1 A1 Floating Rate Note, 12/      732,371
2,890,000   5.54 SASC 2007 BHC1 A2 Floating Rate Note, 12/      129,674
2,010,000        SBA CMBS Trust, 6.709%, 11/15/36             1,748,700
1,435,000        T SRA R 2006-1 B, 5.7467%, 10/15/36            861,000
4,470,000        TSTAR 2006-1A A, 5.668%, 10/15/36            3,546,051
3,787,250        Wachovia Bank Commercial Mortgage Trust,     3,029,177
1,977,233        WAMU Mortgage Pass-Through Certificates,     1,886,684
2,869,773   0.75 WAMU Mortgage Pass-Through Certificates,     1,168,196
1,450,000        WBCMT 2003-C9 B, 5.109%, 12/15/35            1,084,433
3,219,212        Wells Fargo Mortgage Backed Securities, 5    3,080,383
2,679,853        Wells Fargo Mortgage Backed Securities, 5    2,457,090
682,281          Wells Fargo Mortgage Backed Securities, 5      673,966
                                                          $  51,823,239
                 Total Banks                              $  52,861,969
                 Diversified Financials - 1.9 %
                 Diversified Financial Services - 1.6 %
1,610,000   6.48 Chase Commercial Mortgage Securities Corp$   1,599,589
2,091,645        CMSI 2006-1 3A1, 5.0%, 2/25/36               1,542,398
195,000          Crown Castle Towers LLC, 4.878%, 6/15/35       183,300
631,942          First Horizon Mortgage Pass-Through Trust      629,968
1,270,000        Global Signal, 7.036%, 2/15/36 (144A)        1,168,400
2,692,652        J.P. Morgan Alternative Loan Trust, 6.0%,    1,942,289
4,752,464        Master Alternative Loans Trust, 6.0%, 7/2    4,012,862
1,317,482        Morgan Stanley Capital I, 5.25%, 12/25/17    1,293,806
417,583          Morgan Stanley Capital I, 7.0%, 7/25/33        360,687
834,139     0.62 Residential Accredit Loans, Inc., Floatin      575,973
191,406          Salomon Brothers Mortgage Securities CMO,      167,421
380,000          Tower 2004-2A F, 6.376%, 12/15/14              374,300
                                                          $  13,850,993
                 Investment Banking & Brokerage - 0.3 %
1,440,000        Banc of America Commercial Mortgage, Inc.$   1,126,764
119,465,953      MSDWC 2000-1345 X, 0.7259%, 9/3/15           1,026,117
                                                          $   2,152,881
                 Total Diversified Financials             $  16,003,874
                 Real Estate - 0.5 %
                 Mortgage Real Estate Investment Trust - 0.5 %
4,318,616   0.00 CS First Boston Mortgage Security, 3.5%, $   3,991,901
674,488     0.00 CS First Boston Mortgage Security, 7.0%,       371,419
                                                          $   4,363,320
                 Total Real Estate                        $   4,363,320
                 Government - 1.3 %
712,700     0.00 Fannie Mae, 5.69%, 1/25/32               $     729,212
633,314     0.00 Federal Home Loan Bank, 6.0%, 4/15/32          653,781
4,972       0.00 Federal National Mortgage Association, 10        5,241
7,751       0.00 Federal National Mortgage Association, 10        9,104
3,400,000   0.00 Federal National Mortgage Association, 5.    3,550,724
2,044,965   0.00 Freddie Mac, 5.0%, 8/15/35                   2,090,888
3,751,403   0.00 Freddie Mac, 6.1%, 9/15/18                   3,751,766
                                                          $  10,790,716
                 Total Government                         $  10,790,716
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $108,465,785)                     $  84,849,355

                 CORPORATE BONDS - 35.4 %
                 Energy - 4.9 %
                 Integrated Oil & Gas - 0.1 %
990,000          Marathon Oil Corp. 5.9%, 3/15/18         $     903,864
45,000           Petro-Canada, 4.0%, 7/15/13                     41,198
                                                          $     945,062
                 Oil & Gas Drilling - 0.6 %
5,150,000        Transocean Sedco, 1.5%, 12/15/37         $   4,416,125
1,275,000        Transocean Sedco, 1.625%, 12/15/37           1,171,406
                                                          $   5,587,531
                 Oil & Gas Equipment & Services - 0.4 %
1,000,000   0.00 Sevan Marine ASA, Floating Rate Note, 5/1$     480,000
2,815,000        Weatherford International, Ltd., 9.625%,     2,911,591
                                                          $   3,391,591
                 Oil & Gas Exploration & Production - 1.1 %
2,180,000        Canadian National Resources, 5.9%, 2/1/18$   1,952,787
1,020,000        Chesapeake Energy Corp., 9.5%, 2/15/15         991,950
160,000          Denbury Resources, Inc., 9.75%, 3/1/16         154,400
2,035,361        Gazprom International SA, 7.201%, 2/01/20    1,775,853
1,605,000        Ras Laffan LNG 3, 5.832%, 9/30/16 (144A)     1,514,911
200,000          TNK-BP Finance SA, 6.625%, 3/20/17 (c)         132,000
1,000,000        TNK-BP Finance SA, 6.625%, 3/20/17 (144A)      660,000
2,080,000        TNK-BP Finance SA, 7.5%, 7/18/16 (144A)      1,508,000
1,000,000        TNK-BP Finance SA, 7.875%, 3/13/18 (144A)      700,000
                                                          $   9,389,901
                 Oil & Gas Refining & Marketing - 0.4 %
2,475,000        Spectra Energy Capital, 6.2%, 4/15/18 (c)$   2,284,440
1,030,000        Valero Energy Corp., 9.375%, 3/15/19         1,063,341
                                                          $   3,347,781
                 Oil & Gas Storage & Transportation - 2.2 %
435,000          Boardwalk Pipelines LLC, 5.5%, 2/1/17    $     365,149
1,535,000        Buckeye Partners LP, 6.05%, 1/15/18          1,336,210
2,900,000        DCP Midstream, 9.75%, 3/15/19                2,875,075
1,150,000        Holly Energy Partners LP, 6.25%, 3/1/15        851,000
3,250,000        Kinder Morgan Energy, 5.95%, 2/15/18         2,959,002
2,915,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)     2,784,586
2,700,000        Plains All America Pipeline LP, 6.125%, 1    2,294,071
3,885,000        Questar Pipeline Co., 5.83%, 2/1/18          3,596,752
1,895,000        Southern Union Co., 7.2%, 11/1/66              947,500
1,295,000        Trans-Canada Pipelines, Ltd., 7.125%, 1/1    1,351,217
                                                          $  19,360,562
                 Total Energy                             $  42,022,428
                 Materials - 1.4 %
                 Aluminum - 0.1 %
2,290,000        Novelis, Inc., 7.25%, 2/15/15            $     916,000
                 Construction Materials - 0.1 %
2,260,000   6.64 C8 Capital SPV, Ltd., Floating Rate Note,$     791,090
                 Diversified Metals & Mining - 0.2 %
2,965,000   5.88 Freeport-McMoran Copper & Gold, Inc., Flo$   2,438,713
                 Fertilizers & Agricultural Chemicals - 0.5 %
4,510,000        AGRIUM, Inc., 6.75%, 1/15/19             $   4,202,174
45,000           Potash Corp. Saskatchewan, 4.875%, 3/1/13       44,209
                                                          $   4,246,383
                 Steel - 0.4 %
3,900,000        ArcelorMittal, 6.125%, 6/1/18            $   2,821,459
1,230,000        Commercial Metals Co., 7.35%, 8/15/18          959,894
                                                          $   3,781,353
                 Total Materials                          $  12,173,539
                 Capital Goods - 2.0 %
                 Aerospace & Defense - 0.3 %
40,000           Boeing Co., 5.125%, 2/15/13              $      41,189
3,020,000        Esterline Technology Corp., 6.625%, 3/1/1    2,702,900
                                                          $   2,744,089
                 Building Products - 0.1 %
2,225,000        C10 Capital SPV, Ltd., Floating Rate Note$     779,284
                 Electrical Component & Equipment - 0.5 %
2,665,000        Anixter International Corp., 5.95%, 3/1/1$   2,052,050
2,670,000        Belden CDT, Inc., 7.0%, 3/15/17              2,189,400
                                                          $   4,241,450
                 Industrial Conglomerates - 0.3 %
2,950,000        Tyco Electronics Group SA, 6.55%, 10/1/17$   2,232,312
525,000          TYCO International Group SA, 8.5%, 1/15/1      541,899
                                                          $   2,774,211
                 Trading Companies & Distributors - 0.8 %
495,000          Ace Hardware Corp., 9.125%, 6/1/16 (144A)$     405,900
5,660,000        GATX Financial Corp., 6.0%, 2/15/18          4,597,380
4,160,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A    1,867,482
                                                          $   6,870,762
                 Total Capital Goods                      $  17,409,796
                 Commercial Services & Supplies - 0.4 %
                 Office Services & Supplies - 0.4 %
3,110,000        Pitney Bowes, Inc., 5.6%, 3/15/18        $   3,047,840
                 Total Commercial Services & Supplies     $   3,047,840
                 Transportation - 1.2 %
                 Airlines - 0.1 %
985,332     0.00 Southwest Airlines Co., 7.67%, 1/2/14    $   1,005,728
                 Railroads - 1.1 %
2,140,000        Burlington Sante Fe Corp., 5.75%, 3/15/08$   2,112,007
3,400,000        Kansas City Southern Mexico, 7.625%, 12/1    2,754,000
5,125,000        Union Pacific Corp., 5.7%, 8/15/18           4,878,170
                                                          $   9,744,177
                 Total Transportation                     $  10,749,905
                 Automobiles & Components - 0.1 %
                 Auto Parts & Equipment - 0.1 %
3,255,000        Lear Corp., 8.75%, 12/1/16 (c)           $     667,275
                 Total Automobiles & Components           $     667,275
                 Consumer Durables & Apparel - 0.4 %
                 Household Appliances - 0.4 %
4,235,000        Whirlpool Corp., 5.5%, 3/1/13            $   3,486,282
                 Total Consumer Durables & Apparel        $   3,486,282
                 Consumer Services - 0.7 %
                 Casinos & Gaming - 0.0 %
1,780,000        Station Casinos, Inc., 6.625%, 3/15/18   $      35,600
                 Education Services - 0.6 %
2,470,000        President & Fellows of Harvard, 3.7%, 4/1$   2,450,981
3,095,000        President & Fellows of Harvard, 6.3%, 10/    3,364,327
                                                          $   5,815,308
                 Total Consumer Services                  $   5,850,908
                 Media - 1.1 %
                 Broadcasting - 0.7 %
2,620,000        Grupo Telivisa SA, 6.0%, 5/15/18 (144A)  $   2,373,825
4,250,000        Intelsat Sub HLDG, 8.5%, 1/15/13 (144A)      4,005,625
                                                          $   6,379,450
                 Cable & Satellite - 0.3 %
1,600,000        British Sky Broadcasting, 6.1%, 2/15/18 ($   1,392,269
135,000     0.00 Comcast Corp., 5.3%, 1/15/14                   131,064
800,000          Time Warner Cable, Inc., 8.25%, 4/1/19         822,098
425,000          Time Warner Cable, Inc., 8.75, 2/14/19 (c      451,276
                                                          $   2,796,707
                 Total Media                              $   9,176,157
                 Retailing - 0.4 %
                 Specialty Stores - 0.4 %
3,545,000        Sally Holdings, 9.25%, 11/15/14 (144A) (c$   3,358,888
                 Total Retailing                          $   3,358,888
                 Food, Beverage & Tobacco - 1.1 %
                 Agricultural Products - 0.4 %
3,500,000        Cargill, Inc., 5.2%, 1/22/13 (144A)      $   3,424,589
                 Brewers - 0.2 %
1,900,000        Anheuser-Busch InBev Worldwide, Inc., 7.7$   1,894,492
55,000           Miller Brewing Co., 5.5%, 8/15/13 (144A)        52,974
                                                          $   1,947,466
                 Distillers & Vintners - 0.3 %
2,765,000        Constellation Brands, Inc., 8.375%, 12/15$   2,778,825
                 Soft Drinks - 0.0 %
55,000           Bottling Group LLC, 5.0%, 11/15/13       $      57,816
                 Tobacco - 0.2 %
1,535,000        UST, Inc., 5.75%, 3/1/18                 $   1,345,312
                 Total Food, Beverage & Tobacco           $   9,554,008
                 Health Care Equipment & Services - 0.7 %
                 Health Care Facilities - 0.3 %
3,005,000        HCA, Inc., 9.625%, 11/15/16              $   2,396,488
310,000          HCA, Inc. 9.875%, 2/15/17 (c)                  292,950
                                                          $   2,689,438
                 Managed Health Care - 0.3 %
3,275,000        United Health Group, 4.875%, 2/15/13     $   3,189,794
                 Total Health Care Equipment & Services   $   5,879,232
                 Pharmaceuticals & Biotechnology - 0.7 %
                 Biotechnology - 0.7 %
5,570,000        Biogen Idec, Inc., 6.0%, 3/1/13          $   5,644,493
                 Total Pharmaceuticals & Biotechnology    $   5,644,493
                 Banks - 3.5 %
                 Diversified Banks - 0.9 %
3,515,000        Barclays Plc, 6.05%, 12/4/17             $   2,764,224
3,520,000        Wachovia Corp., 5.75%, 6/15/17 (c)           3,141,259
2,235,000        Wells Fargo Co., 4.375%, 1/31/13 (c)         2,083,134
                                                          $   7,988,617
                 Regional Banks - 2.5 %
1,870,000        American Express Bank FSB, 5.5%, 4/16/13 $   1,612,860
4,500,000        Branch Banking & Trust Co., 4.875%, 1/15/    4,414,338
1,190,000        Cobank, ACB, 7.875%, 4/16/18 (144A)          1,161,398
930,000          KeyCorp., 6.5%, 5/14/13 (c)                    907,527
2,505,000        Mellon Funding Corp., 5.5%, 11/15/18         2,288,996
1,435,000        PNC Bank NA 6.0%, 12/7/17                    1,318,174
6,273,000   8.25 PNC Funding Corp., Floating Rate Note, 5/    3,450,150
2,755,000        Sovereign BanCorp., 8.75%, 5/30/18           2,217,775
3,520,000        Wachovia Bank NA, 6.0%, 11/15/17             3,071,123
1,275,000        Wells Fargo Capital, 9.75%, 12/29/49 (c)       930,750
585,000          Zions BanCorp., 5.5%, 11/16/15                 380,671
                                                          $  21,753,762
                 Total Banks                              $  29,742,379
                 Diversified Financials - 6.5 %
                 Asset Management & Custody Banks - 1.1 %
2,000,000        Bank of New York, 4.95%, 3/15/15         $   1,913,428
3,945,000        Eaton Vance Corp., 6.5%, 10/2/17             3,384,455
4,000,000        State Street Corp., 7.65%, 6/15/10           4,000,024
                                                          $   9,297,907
                 Consumer Finance - 1.3 %
4,435,000        American General Finance, 6.9%, 12/15/17 $   1,554,410
3,875,000        American Honda Finance, 6.7%, 10/1/13 (14    3,792,218
2,575,000        Caterpillar Financial, 7.05%, 10/1/18        2,408,640
2,630,000        Ford Motor Credit Co., 5.7%, 1/15/10 (c)     2,252,755
3,155,000   4.00 SLM Corp., Floating Rate Note, 7/25/14       1,295,411
                                                          $  11,303,434
                 Diversified Financial Services - 1.0 %
2,575,000        JP Morgan Chase & Co., 6.0%, 1/15/18 (c) $   2,600,964
4,900,000        JP Morgan Chase & Co., 7.9%, 4/29/49 (c)     3,148,936
1,100,000        NationsBank Corp., 7.75%, 8/15/15              889,829
1,109,540        PF Export Receivable Master Trust, 6.436%    1,098,445
1,731,209        Power Receivables Finance, LLC 6.29%, 1/1    1,694,282
                                                          $   9,432,456
                 Investment Banking & Brokerage - 1.4 %
11,040,000  5.79 Goldman Sachs Capital, Floating Rate Note$   4,596,405
3,325,000        Merrill Lynch & Co., 5.45%, 2/5/13           2,725,702
4,765,000        Morgan Stanley Dean Witter & Co., 6.625%,    4,543,461
                                                          $  11,865,568
                 Multi-Sector Holding - 0.1 %
1,560,000        Leucadia National Corp., 7.125%, 3/15/17 $   1,068,600
                 Specialized Finance - 1.5 %
5,280,000        CIT Group, Inc., 7.625%, 11/30/12        $   3,886,244
5,781,339        Coso Geothermal Power Holdings LLC, 7.0%,    4,701,963
2,500,000        International Lease Finance Corp., 6.375%    1,381,495
2,000,000        National Rural Utilities Corp., 5.45%, 2/    1,828,230
1,075,000        National Rural Utilities Corp., 10.375%,     1,244,536
                                                          $  13,042,468
                 Total Diversified Financials             $  56,010,433
                 Insurance - 2.5 %
                 Life & Health Insurance - 0.2 %
2,800,000        Prudential Financial, Inc., 5.15%, 1/15/1$   2,081,201
                 Multi-Line Insurance - 0.8 %
4,620,000   7.00 Liberty Mutual Group, Inc., 7.0%, 3/15/37$   1,665,233
3,035,000        Liberty Mutual Group, Inc., 7.3%, 6/15/14    2,399,231
650,000    10.75 Liberty Mutual Group, Inc., Floating Rate      318,500
2,650,000        Loew Corp., 5.25%, 3/15/16                   2,416,829
                                                          $   6,799,793
                 Property & Casualty Insurance - 0.8 %
5,000,000        Hanover Insurance Group, Inc., 7.625%, 10$   3,400,000
4,135,000        Kingsway America, Inc., 7.5%, 2/1/14         2,677,826
2,270,000  14.00 MBIA, Inc., Floating Rate Note, 1/15/33        703,700
                                                          $   6,781,526
                 Reinsurance - 0.6 %
2,150,000        Berkshire Hathway, Inc., 5.0%, 8/15/13 (c$   2,210,950
5,048,000        Platinum Underwriters HD, 7.5%, 6/1/17       3,204,733
                                                          $   5,415,683
                 Total Insurance                          $  21,078,203
                 Real Estate - 1.8 %
                 Diversified Real Estate Activities - 0.4 %
4,125,000        WEA Finance LLC, 7.125%, 4/15/18 (c)     $   3,222,784
                 Real Estate Operating Companies - 0.4 %
8,180,000        Forest City Enterprises, 7.625%, 6/1/15  $   3,517,400
                 Retail Real Estate Investment Trust - 0.4 %
3,470,000        Trustreet Properties, Inc., 7.5%, 4/1/15 $   3,418,280
                 Specialized Real Estate Investment Trust - 0.6 %
4,125,000        Health Care REIT, Inc., 6.2%, 6/1/16     $   3,185,684
860,000          Health Care, Inc., 6.0%, 11/15/13              687,375
935,000          Health Care, Inc., 8.0%, 9/12/12               842,103
565,000          Ventas Realty Capital Corp., 7.125%, 6/1/      508,500
                                                          $   5,223,662
                 Total Real Estate                        $  15,382,126
                 Software & Services - 0.3 %
                 Data Processing & Outsourced Services - 0.3 %
4,845,000        First Data Corp., 9.875%, 9/24/15 (144A) $   2,834,325
                 Total Software & Services                $   2,834,325
                 Technology Hardware & Equipment - 0.7 %
                 Electronic Equipment & Instruments - 0.5 %
5,070,000        Agilent Technologies, Inc., 6.5%, 11/1/17$   4,154,485
                 Electronic Manufacturing Services - 0.2 %
2,170,000        Flextronics International, Ltd., 6.5%, 5/$   1,931,300
                 Total Technology Hardware & Equipment    $   6,085,785
                 Semiconductors - 0.3%
                 Semiconductor Equipment - 0.3 %
3,140,000        Klac Instruments Corp., 6.9%, 5/1/18     $   2,482,044
                 Total Semiconductors                     $   2,482,044
                 Telecommunication Services - 0.8 %
                 Integrated Telecommunication Services - 0.7 %
1,990,000        Embarq Corp., 7.082%, 6/1/16 (c)         $   1,791,000
2,100,000        Verizon Communications, Inc., 8.75%, 11/1    2,402,778
2,725,000        Windstream Corp., 8.125%, 8/1/13 (c)         2,684,125
                                                          $   6,877,903
                 Total Telecommunication Services         $   6,877,903
                 Utilities - 4.1 %
                 Electric Utilities - 2.7 %
1,275,000        CenterPoint Energy Houston Electric LLC, $   1,331,036
980,000          Commonwealth Edison, 6.15%, 9/15/17            931,318
834,760     0.00 Crocket Cogeneration, 5.869%, 3/30/25 (14      635,895
2,270,000        Entergy Gulf States, 5.7%, 6/1/15            2,102,676
1,714,104        FPL Energy America Wind LLC, 6.639%, 6/20    1,485,203
647,850          FPL Energy Wind Funding, 6.876%, 6/27/17       583,065
1,925,000        Israel Electric Corp., Ltd., 7.25%, 1/15/    1,932,219
610,000          Israel Electric Corp., Ltd., 9.375%, 1/28      681,675
910,000          Nevada Power Co., 6.5%, 8/1/18                 870,948
5,055,000        NY State Gas and Electric, 6.15%, 12/15/1    4,643,285
1,224,826        Orcal Geothermal, Inc., 6.21%, 12/30/20 (      941,328
2,690,000        Public Service of New Mexico, 7.95%, 5/15    2,360,475
500,000          Southern California Edison Co., 5.75%, 3/      540,609
2,500,000        TXU Energy Co., 10.25%, 11/1/15 (c)          1,250,000
3,550,000        West Penn Power Co., 5.95%, 12/15/17         3,215,988
                                                          $  23,505,720
                 Gas Utilities - 0.2 %
2,450,000        Nakilat, Inc., 6.267%, 12/31/33 (144A)   $   1,648,311
                 Independent Power Producer & Energy Traders - 1.0 %
2,675,000        Intergen NV, 9.0%, 6/30/17               $   2,420,875
2,105,000        Kiowa Power Partners LLC, 5.737%, 3/30/21    1,603,652
2,610,000        Panoche Energy Center LLC, 6.885%, 7/31/2    2,124,044
2,748,495   0.00 Tenaska Alabama, 7.0%, 6/30/21 (144A)        2,120,502
                                                          $   8,269,073
                 Multi-Utilities - 0.1 %
1,365,000        NSG Holdings LLC 7.75%, 12/15/25 (144A)  $   1,078,350
458,667     0.00 Ormat Funding Corp., 8.25%, 12/30/20           344,000
                                                          $   1,422,350
                 Total Utilities                          $  34,845,454
                 TOTAL CORPORATE BONDS
                 (Cost  $363,084,104)                     $ 304,359,403

                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.2 %
                 Government - 41.2 %
259,093          Federal Home Loan Mortgage Corp., 4.5%, 1$     268,344
4,435,735        Federal Home Loan Mortgage Corp., 4.5%, 1    4,577,494
2,336,959        Federal Home Loan Mortgage Corp., 4.5%, 3    2,411,644
346,805          Federal Home Loan Mortgage Corp., 4.5%, 4      357,889
2,075,541        Federal Home Loan Mortgage Corp., 4.5%, 5    2,141,872
3,155,252        Federal Home Loan Mortgage Corp., 4.5%, 8    3,263,977
3,933,177        Federal Home Loan Mortgage Corp., 4.5%, 1    4,058,875
7,934,724        Federal Home Loan Mortgage Corp., 4.5%, 1    8,110,637
681,041          Federal Home Loan Mortgage Corp., 4.5%, 1      696,165
157,095          Federal Home Loan Mortgage Corp., 4.5%, 9      160,584
162,396          Federal Home Loan Mortgage Corp., 5.0%, 1      168,012
2,447,611        Federal Home Loan Mortgage Corp., 5.0%, 6    2,530,720
5,545,630        Federal Home Loan Mortgage Corp., 5.0%, 1    5,769,650
700,630          Federal Home Loan Mortgage Corp., 5.5%, 1      728,580
3,337,189        Federal Home Loan Mortgage Corp., 5.5%, 8    3,470,318
1,101,355        Federal Home Loan Mortgage Corp., 5.5%, 1    1,146,324
1,228,669        Federal Home Loan Mortgage Corp., 5.5%, 1    1,288,443
2,121,599        Federal Home Loan Mortgage Corp., 5.5%, 9    2,210,877
348,096          Federal Home Loan Mortgage Corp., 5.5%, 1      362,309
190,989          Federal Home Loan Mortgage Corp., 6.0%, 5      200,339
1,534,120        Federal Home Loan Mortgage Corp., 6.0%, 7    1,609,223
99,528           Federal Home Loan Mortgage Corp., 6.0%, 4      104,525
37,051           Federal Home Loan Mortgage Corp., 6.0% 3/       38,911
200,556          Federal Home Loan Mortgage Corp., 6.0%, 1      210,625
193,141          Federal Home Loan Mortgage Corp., 6.0%, 1      202,838
522,124          Federal Home Loan Mortgage Corp., 6.0%, 1      547,685
1,162,776        Federal Home Loan Mortgage Corp., 6.0%, 1    1,221,154
179,497          Federal Home Loan Mortgage Corp., 6.0%, 1      189,079
202,564          Federal Home Loan Mortgage Corp., 6.0%, 1      212,734
77,547           Federal Home Loan Mortgage Corp., 6.0%, 2       81,489
551,307          Federal Home Loan Mortgage Corp., 6.0%, 2      580,020
407,927          Federal Home Loan Mortgage Corp., 6.0%, 3      428,662
1,203,961        Federal Home Loan Mortgage Corp., 6.0%, 3    1,265,158
759,192          Federal Home Loan Mortgage Corp., 6.0%, 4      794,935
2,887,875        Federal Home Loan Mortgage Corp., 6.0%, 5    3,029,252
455,182          Federal Home Loan Mortgage Corp., 6.0%, 5      477,465
2,308,551        Federal Home Loan Mortgage Corp., 6.0%, 6    2,417,238
1,861,380        Federal Home Loan Mortgage Corp., 6.0%, 6    1,949,014
1,156,235        Federal Home Loan Mortgage Corp., 6.0%, 8    1,212,838
925,125          Federal Home Loan Mortgage Corp., 6.0%, 9      971,571
255,846          Federal Home Loan Mortgage Corp., 6.0%, 1      268,691
240,762          Federal Home Loan Mortgage Corp., 6.0%, 5      253,608
2,666            Federal Home Loan Mortgage Corp., 6.5%, 3        2,834
40,924           Federal Home Loan Mortgage Corp., 6.5%,         43,572
359,208          Federal Home Loan Mortgage Corp., 6.5%, 1      381,853
188,252          Federal Home Loan Mortgage Corp., 6.5%, 1      200,302
57,191           Federal Home Loan Mortgage Corp., 6.5%, 1       60,662
245,692          Federal Home Loan Mortgage Corp., 6.5%, 3      254,652
77,602           Federal Home Loan Mortgage Corp., 6.5%, 7       82,430
383,581          Federal Home Loan Mortgage Corp., 6.5%, 1      408,149
13,736           Federal Home Loan Mortgage Corp., 7.0%, 1       14,870
6,155            Federal Home Loan Mortgage Corp., 8.0%, 8        6,541
2,048            Federal Home Loan Mortgage Corp., 8.048%,        2,082
2,159,402        Federal National Mortgage Association, 4.    2,178,570
277,535          Federal National Mortgage Association, 4.      284,629
1,869,938        Federal National Mortgage Association, 4.    1,917,738
4,224,626        Federal National Mortgage Association, 4.    4,364,919
458,530          Federal National Mortgage Association, 4.      479,447
5,410,447        Federal National Mortgage Association, 4.    5,603,645
3,068,417        Federal National Mortgage Association, 4.    3,140,003
2,594,244        Federal National Mortgage Association, 4.    2,654,768
4,918,981        Federal National Mortgage Association, 4.    5,067,452
158,322          Federal National Mortgage Association, 4.      165,035
2,206,558        Federal National Mortgage Association, 5.    2,296,383
152,500          Federal National Mortgage Association, 5.      159,518
373,186          Federal National Mortgage Association, 5.      388,377
310,784          Federal National Mortgage Association, 5.      322,707
1,528,819        Federal National Mortgage Association, 5.    1,581,014
131,398          Federal National Mortgage Association, 5.      136,028
4,132,823        Federal National Mortgage Association, 5.    4,291,145
92,347           Federal National Mortgage Association, 5.       95,514
7,839,044        Federal National Mortgage Association, 5.    8,099,324
7,137,859        Federal National Mortgage Association, 5.    7,411,700
302,647          Federal National Mortgage Association, 5.      314,494
1,960,649        Federal National Mortgage Association, 5.    2,058,518
685,753          Federal National Mortgage Association, 5.      719,127
119,052          Federal National Mortgage Association, 5.      124,793
1,375,876        Federal National Mortgage Association, 5.    1,432,548
3,900,037        Federal National Mortgage Association, 5.    4,052,687
652,751          Federal National Mortgage Association, 5.      685,334
19,333,308       Federal National Mortgage Association, 5.   20,108,150
5,999,158        Federal National Mortgage Association, 5.    6,233,969
6,120,560        Federal National Mortgage Association, 5.    6,360,123
3,045,212        Federal National Mortgage Association, 5.    3,164,404
321,460          Federal National Mortgage Association, 5.      335,047
4,373,523        Federal National Mortgage Association, 5.    4,544,706
3,652,937        Federal National Mortgage Association, 5.    3,795,915
55,906           Federal National Mortgage Association, 5.       58,399
1,552,992        Federal National Mortgage Association, 5.    1,618,630
112,730          Federal National Mortgage Association, 5.      118,357
2,529,894        Federal National Mortgage Association, 5.    2,649,853
3,366,446        Federal National Mortgage Association, 5.    3,513,784
2,348,497        Federal National Mortgage Association, 6.    2,465,669
80,692           Federal National Mortgage Association, 6.       84,768
4,876            Federal National Mortgage Association, 6.        5,141
3,860            Federal National Mortgage Association, 6.        4,056
18,209           Federal National Mortgage Association, 6.       19,163
505,903          Federal National Mortgage Association, 6.      531,460
156,313          Federal National Mortgage Association, 6.      163,917
3,025,102        Federal National Mortgage Association, 6.    3,166,579
101,976          Federal National Mortgage Association, 6.      107,128
181,658          Federal National Mortgage Association, 6.      190,721
99,669           Federal National Mortgage Association, 6.      104,517
5,042,066        Federal National Mortgage Association, 6.    5,277,872
53,173           Federal National Mortgage Association, 6.       56,010
200,552          Federal National Mortgage Association, 6.      210,934
317,178          Federal National Mortgage Association, 6.      333,201
28,523           Federal National Mortgage Association, 6.       29,910
75,511           Federal National Mortgage Association, 6.       79,184
648,379          Federal National Mortgage Association, 6.      681,134
47,247           Federal National Mortgage Association, 6.       49,604
1,630,102        Federal National Mortgage Association, 6.    1,711,432
1,740,944        Federal National Mortgage Association, 6.    1,827,804
113,753          Federal National Mortgage Association, 6.      119,429
771,061          Federal National Mortgage Association, 6.      807,122
205,484          Federal National Mortgage Association, 6.      216,481
746,203          Federal National Mortgage Association, 6.      783,433
36,371           Federal National Mortgage Association, 6.       38,208
1,235,110        Federal National Mortgage Association, 6.    1,296,733
9,071            Federal National Mortgage Association, 6.        9,552
5,565            Federal National Mortgage Association, 6.        5,846
132,085          Federal National Mortgage Association, 6.      138,510
614,251          Federal National Mortgage Association, 6.      644,130
2,407,760        Federal National Mortgage Association, 6.    2,524,880
109,770          Federal National Mortgage Association, 6.      115,109
77,249           Federal National Mortgage Association, 6.       81,104
68,339           Federal National Mortgage Association, 6.       72,620
15,142           Federal National Mortgage Association, 6.       16,100
58,864           Federal National Mortgage Association, 6.       62,552
13,311           Federal National Mortgage Association, 6.       14,144
13,074           Federal National Mortgage Association, 6.       13,893
197,298          Federal National Mortgage Association, 6.      209,412
335,380          Federal National Mortgage Association, 6.      356,391
47,430           Federal National Mortgage Association, 6.       50,401
160,105          Federal National Mortgage Association, 6.      169,935
159,617          Federal National Mortgage Association, 6.      169,417
263,774          Federal National Mortgage Association, 6.      279,969
9,038            Federal National Mortgage Association, 6.        9,604
77,389           Federal National Mortgage Association, 6.       82,237
289,384          Federal National Mortgage Association, 6.      307,694
50,998           Federal National Mortgage Association, 6.       54,384
210,621          Federal National Mortgage Association, 6.      222,894
17,616           Federal National Mortgage Association, 6.       18,720
49,735           Federal National Mortgage Association, 6.       52,851
4,226            Federal National Mortgage Association, 6.        4,484
23,843           Federal National Mortgage Association, 6.       25,252
702              Federal National Mortgage Association, 6.          746
711              Federal National Mortgage Association, 6.          756
2,257            Federal National Mortgage Association, 6.        2,399
26,071           Federal National Mortgage Association, 6.       27,709
16,969           Federal National Mortgage Association, 6.       18,036
1,808            Federal National Mortgage Association, 6.        1,905
24,385           Federal National Mortgage Association, 6.       25,917
70,408           Federal National Mortgage Association, 6.       74,831
31,025           Federal National Mortgage Association, 6.       32,974
11,686           Federal National Mortgage Association, 6.       12,420
13,149           Federal National Mortgage Association, 6.       13,975
650              Federal National Mortgage Association, 6.          691
2,644            Federal National Mortgage Association, 6.        2,811
1,017            Federal National Mortgage Association, 6.        1,082
355,884          Federal National Mortgage Association, 7.      373,766
984,244          Federal National Mortgage Association, 7.    1,033,699
86,766           Federal National Mortgage Association, 7.       93,499
5,829            Federal National Mortgage Association, 7.        6,282
21,362           Federal National Mortgage Association, 7.       23,020
81,465           Federal National Mortgage Association, 7.       87,786
96,022           Federal National Mortgage Association, 7.      103,473
4,117            Federal National Mortgage Association, 7.        4,269
40,083           Federal National Mortgage Association, 7.       43,194
611,817          Federal National Mortgage Association, 7.      643,024
11,808           Federal National Mortgage Association, 7.       12,724
24,964           Federal National Mortgage Association, 7.       26,926
66,981           Federal National Mortgage Association, 7.       72,179
4,288            Federal National Mortgage Association, 7.        4,643
4,009            Federal National Mortgage Association, 7.        4,346
706              Federal National Mortgage Association, 8.          768
1,672            Federal National Mortgage Association, 8.        1,818
7,338            Federal National Mortgage Association, 8.        7,987
1,433            Federal National Mortgage Association, 8.        1,566
996              Federal National Mortgage Association, 8.        1,088
24,248           Federal National Mortgage Association, 8.       26,490
4,760            Federal National Mortgage Association, 8.        5,173
1,855            Federal National Mortgage Association, 8.        2,016
1,338            Federal National Mortgage Association, 8.        1,455
1,439            Federal National Mortgage Association, 8.        1,565
948,105          Government National Mortgage Association,      971,529
989,427          Government National Mortgage Association,    1,013,872
989,975          Government National Mortgage Association,    1,014,434
989,382          Government National Mortgage Association,    1,013,826
1,314,126        Government National Mortgage Association,    1,347,826
1,101,595        Government National Mortgage Association,    1,129,844
1,590,491        Government National Mortgage Association,    1,630,035
113,690          Government National Mortgage Association,      116,570
1,116,318        Government National Mortgage Association,    1,144,073
518,785          Government National Mortgage Association,      531,683
314,688          Government National Mortgage Association,      322,326
1,484,608        Government National Mortgage Association,    1,521,519
137,384          Government National Mortgage Association,      140,800
350,022          Government National Mortgage Association,      358,998
1,282,512        Government National Mortgage Association,    1,315,401
281,865          Government National Mortgage Association,      288,873
1,879,972        Government National Mortgage Association,    1,926,713
137,826          Government National Mortgage Association,      141,317
210,962          Government National Mortgage Association,      222,582
328,771          Government National Mortgage Association,      342,196
1,469,336        Government National Mortgage Association,    1,528,186
714,493          Government National Mortgage Association,      752,957
8,712            Government National Mortgage Association,        9,181
498,006          Government National Mortgage Association,      518,652
1,024,229        Government National Mortgage Association,    1,068,990
356,017          Government National Mortgage Association,      375,791
137,802          Government National Mortgage Association,      144,039
623,790          Government National Mortgage Association,      651,052
1,418,411        Government National Mortgage Association,    1,480,399
369,142          Government National Mortgage Association,      389,414
1,633,114        Government National Mortgage Association,    1,705,506
1,460,458        Government National Mortgage Association,    1,522,230
121,441          Government National Mortgage Association,      128,110
27,452           Government National Mortgage Association,       28,669
304,421          Government National Mortgage Association,      317,725
950,167          Government National Mortgage Association,      991,692
453,475          Government National Mortgage Association,      473,145
477,570          Government National Mortgage Association,      497,770
10,084           Government National Mortgage Association,       10,632
1,111,189        Government National Mortgage Association,    1,158,157
107,366          Government National Mortgage Association,      112,226
715,570          Government National Mortgage Association,      746,842
492,426          Government National Mortgage Association,      514,715
2,532,100        Government National Mortgage Association,    2,644,342
3,431,103        Government National Mortgage Association,    3,581,051
1,124,105        Government National Mortgage Association,    1,185,135
986,269          Government National Mortgage Association,    1,039,815
81,151           Government National Mortgage Association,       84,824
105,121          Government National Mortgage Association,      109,880
1,110,160        Government National Mortgage Association,    1,160,412
224,125          Government National Mortgage Association,      234,270
201,611          Government National Mortgage Association,      210,737
2,727,785        Government National Mortgage Association,    2,855,655
63,730           Government National Mortgage Association,       67,260
114,364          Government National Mortgage Association,      120,448
275,108          Government National Mortgage Association,      289,366
599,222          Government National Mortgage Association,      628,446
169,813          Government National Mortgage Association,      178,720
266,116          Government National Mortgage Association,      279,908
863,743          Government National Mortgage Association,      906,349
2,061,848        Government National Mortgage Association,    2,159,044
241,364          Government National Mortgage Association,      253,325
91,861           Government National Mortgage Association,       96,680
581,209          Government National Mortgage Association,      609,879
352,719          Government National Mortgage Association,      373,405
162,179          Government National Mortgage Association,      170,584
228,618          Government National Mortgage Association,      241,282
276,228          Government National Mortgage Association,      291,530
10,716           Government National Mortgage Association,       11,278
597,736          Government National Mortgage Association,      628,715
403,272          Government National Mortgage Association,      424,173
680,691          Government National Mortgage Association,      715,970
1,406,455        Government National Mortgage Association,    1,479,348
652,979          Government National Mortgage Association,      684,878
1,354,405        Government National Mortgage Association,    1,420,768
64,005           Government National Mortgage Association,       67,471
1,676            Government National Mortgage Association,        1,768
217,154          Government National Mortgage Association,      228,979
338,395          Government National Mortgage Association,      355,933
149,417          Government National Mortgage Association,      157,161
310,338          Government National Mortgage Association,      326,422
375,042          Government National Mortgage Association,      395,818
267,557          Government National Mortgage Association,      282,378
526,022          Government National Mortgage Association,      553,284
62,402           Government National Mortgage Association,       65,859
37,667           Government National Mortgage Association,       39,620
691,517          Government National Mortgage Association,      720,186
5,709            Government National Mortgage Association,        5,940
219,240          Government National Mortgage Association,      230,740
41,610           Government National Mortgage Association,       43,688
598,746          Government National Mortgage Association,      630,597
1,177,902        Government National Mortgage Association,    1,240,055
248,277          Government National Mortgage Association,      261,300
90,007           Government National Mortgage Association,       94,728
55,341           Government National Mortgage Association,       58,209
284,802          Government National Mortgage Association,      298,851
649,091          Government National Mortgage Association,      681,109
3,114,896        Government National Mortgage Association,    3,263,680
243,491          Government National Mortgage Association,      256,111
65,297           Government National Mortgage Association,       69,526
480,559          Government National Mortgage Association,      511,081
1,880,737        Government National Mortgage Association,    2,008,347
19,709           Government National Mortgage Association,       21,024
257,757          Government National Mortgage Association,      271,067
131,807          Government National Mortgage Association,      138,613
12,678           Government National Mortgage Association,       13,324
154,062          Government National Mortgage Association,      164,039
516,347          Government National Mortgage Association,      549,788
28,585           Government National Mortgage Association,       30,437
403,719          Government National Mortgage Association,      429,361
7,174            Government National Mortgage Association,        7,549
22,754           Government National Mortgage Association,       24,228
275,879          Government National Mortgage Association,      294,548
6,748            Government National Mortgage Association,        7,185
30,620           Government National Mortgage Association,       32,603
149,010          Government National Mortgage Association,      158,474
325,221          Government National Mortgage Association,      342,015
44,300           Government National Mortgage Association,       47,169
206,651          Government National Mortgage Association,      220,035
43,667           Government National Mortgage Association,       46,496
67,172           Government National Mortgage Association,       71,523
85,965           Government National Mortgage Association,       91,425
358,597          Government National Mortgage Association,      381,820
24,837           Government National Mortgage Association,       26,415
132,705          Government National Mortgage Association,      139,474
564              Government National Mortgage Association,          599
294,945          Government National Mortgage Association,      315,115
14,289           Government National Mortgage Association,       15,214
99,170           Government National Mortgage Association,      105,881
85,945           Government National Mortgage Association,       91,771
46,402           Government National Mortgage Association,       49,349
124,930          Government National Mortgage Association,      131,460
37,304           Government National Mortgage Association,       39,720
71,996           Government National Mortgage Association,       76,569
487,710          Government National Mortgage Association,      512,894
91,602           Government National Mortgage Association,       96,275
906,800          Government National Mortgage Association,      964,394
169,280          Government National Mortgage Association,      180,032
360,171          Government National Mortgage Association,      378,544
714,167          Government National Mortgage Association,      750,599
14,846           Government National Mortgage Association,       15,498
150,581          Government National Mortgage Association,      160,145
26,393           Government National Mortgage Association,       28,069
114,306          Government National Mortgage Association,      121,566
18,586           Government National Mortgage Association,       19,546
1,743,142        Government National Mortgage Association,    1,860,054
174,573          Government National Mortgage Association,      185,879
41,867           Government National Mortgage Association,       45,034
160,400          Government National Mortgage Association,      172,101
65,089           Government National Mortgage Association,       69,837
18,364           Government National Mortgage Association,       19,351
10,159           Government National Mortgage Association,       10,924
34,489           Government National Mortgage Association,       37,087
6,443            Government National Mortgage Association,        6,914
82,278           Government National Mortgage Association,       88,443
17,867           Government National Mortgage Association,       19,219
215,140          Government National Mortgage Association,      229,905
57,958           Government National Mortgage Association,       62,342
113,724          Government National Mortgage Association,      122,290
5,085            Government National Mortgage Association,        5,457
621,395          Government National Mortgage Association,      668,395
29,007           Government National Mortgage Association,       30,282
68,200           Government National Mortgage Association,       73,359
14,218           Government National Mortgage Association,       15,291
103,831          Government National Mortgage Association,      111,733
9,233            Government National Mortgage Association,        9,946
17,823           Government National Mortgage Association,       19,179
13,125           Government National Mortgage Association,       13,737
22,278           Government National Mortgage Association,       24,032
1,088            Government National Mortgage Association,        1,175
10,048           Government National Mortgage Association,       10,855
11,296           Government National Mortgage Association,       11,816
346,761          Government National Mortgage Association,      365,058
32,183           Government National Mortgage Association,       34,607
58,590           Government National Mortgage Association,       63,022
18,243           Government National Mortgage Association,       19,679
1,687,737        Government National Mortgage Association     1,728,700
646,664          Government National Mortgage Association       662,972
129,926          Government National Mortgage Association       135,417
1,217,361        Government National Mortgage Association     1,268,818
791,815          Government National Mortgage Association,      831,481
7,620            Government National Mortgage Association,        8,132
3,458            Government National Mortgage Association,        3,690
101,462          Government National Mortgage Association,      108,282
247,509          Government National Mortgage Association       265,202
224,457          Government National Mortgage Association,      240,088
7,533            Government National Mortgage Association,        8,075
1,500,000        U.S. Treasury Notes, 1.125%, 1/15/12         1,500,938
1,750,000        U.S. Treasury Notes, 3.625%, 5/15/13         1,904,903
625,000          U.S. Treasury Notes, 4.0%, 2/15/15             699,121
2,000,000        U.S. Treasury Notes, 4.375%, 2/15/38         2,271,876
8,435,000        U.S. Treasury Notes, 4.5%, 5/15/38 (c)       9,847,863
3,500,000        U.S. Treasury Notes, 4.5%, 2/15/36 (c)       4,032,658
6,000,000        U.S. Treasury Notes, 4.5%, 11/15/15          6,958,128
840,000          U.S. Treasury Notes, 5.5%, 8/15/28           1,060,106
450,000          U.S. Treasury Notes, 7.875%, 2/15/21           652,570
8,000,000        U.S. Treasury Bond, 2.75%, 2/15/19           8,043,760
1,420,000        U.S. Treasury Bond, 3.875%, 5/15/18          1,566,438
1,500,000        U.S. Treasury Bonds, 4.25%, 11/15/13         1,682,109
3,750,000        U.S. Treasury Bonds, 6.25%, 8/15/23          4,933,594
3,427,650        U.S. Treasury Inflation Notes, 2.0%, 1/15    3,531,549
14,400,000       U.S. Treasury Strip, 0.0%, 11/15/13         13,227,437
500,000          U.S. Treasury Strip, 0.0%, 5/15/13             466,528
                 Total Government                         $ 354,063,277
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost  $335,978,984)                     $ 354,063,277

                 FOREIGN GOVERNMENT BONDS - 0.4 %
1,460,000        Korea Development Bank, 5.3%, 1/17/13    $   1,354,302
1,840,000        Bank of Korea Import/Export, 8.125%, 1/21/   1,901,877
                 TOTAL FOREIGN GOVERNMENT BONDS           $   3,256,179
                 (Cost  $3,291,214)
                                                          $   3,256,179
                 MUNICIPAL BONDS - 1.3 %
                 Government - 1.3 %
                 Municipal  General - 0.2 %
1,875,000        State of California, 5.75%, 4/1/31       $   1,840,594
                 Municipal  Higher Education - 1.0 %
4,380,000        California State University Revenue, 5.0%$   4,125,172
4,600,000        Connecticut State Health & Educational, 5    4,647,012
                                                          $   8,772,184
                 Municipal Tobacco - 0.1 %
315,000          Tobacco Settlement Authority Iowa, 6.79%,$     316,881
                 TOTAL MUNICIPAL BONDS
                 (Cost  $10,962,985)                      $  10,929,659

                 SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.9 %* Energy - 0.1 %
                 Integrated Oil & Gas - 0.1 %
1,791,000   8.00 Hudson Products Holdings, Inc., Term Loan$   1,262,655
                 Total Energy                             $   1,262,655
                 Materials - 0.5 %
                 Paper Packaging - 0.5 %
2,340,352   3.55 Graham Packaging Co., New Term Loan, 10/7$   2,007,583
2,955,679   3.55 Graphic Packaging International, Inc., In    2,600,998
                                                          $   4,608,581
                 Total Materials                          $   4,608,581
                 Capital Goods - 0.3 %
                 Aerospace & Defense - 0.3 %
3,391,757   4.47 Aeroflex, Inc., Tranche B-1 Term, 8/15/14$   2,187,683
                 Construction & Farm Machinery & Heavy Trucks - 0.0 % 912,849 8.00 Accuride Corp., Term Advance, 1/31/12 $ 525,649
                 Total Capital Goods                      $   2,713,332
                 Commercial Services & Supplies - 0.2 %
                 Environmental & Facilities Services - 0.2 %
2,962,312   2.57 Synagro Technologies, Inc., Term Loan, 4/$   1,844,039
                 Total Commercial Services & Supplies $ 1,844,039 Transportation - 0.1 %
                 Air Freight & Couriers - 0.1 %
402,514     4.53 TNT Logistics, Additional Pre-funded Loan$     201,257
1,207,624   3.52 TNT Logistics, U.S. Term Loan, 11/4/13         603,812
                                                          $     805,069
                 Total Transportation                     $     805,069
                 Automobiles & Components - 0.3 %
                 Tires & Rubber - 0.3 %
4,190,000   2.28 Goodyear Tire & Rubber Co., Second Lien L$   2,985,375
                 Total Automobiles & Components           $   2,985,375
                 Consumer Durables & Apparel - 0.1 %
                 Housewares & Specialties - 0.1 %
1,301,816   3.72 Jarden Corp., Term Loan B-3, 1/24/12     $   1,183,258
                 Total Consumer Durables & Apparel        $   1,183,258
                 Consumer Services - 0.2 %
                 Casinos & Gaming - 0.2 %
774,030     5.25 Fontainebleau Las Vegas, Delayed Draw, 5/$     157,386
1,548,060   4.53 Fontainebleau Las Vegas, Initial Term Loa      314,772
395,128     3.94 Gateway Casinos & Entertainment, Delayed       180,969
1,950,946   3.94 Gateway Casinos & Entertainment, Term Adv      893,533
                                                          $   1,546,660
                 Total Consumer Services                  $   1,546,660
                 Media - 0.4 %
                 Broadcasting - 0.3 %
1,180,000   4.44 Intelsat Jackson Holdings, Ltd., Term Loa$     869,881
3,300,000   2.77 Univision Communication, Inc., Initial Te    1,730,438
                                                          $   2,600,319
                 Cable & Satellite - 0.1 %
953,758     2.75 Knology, Inc., Term Loan, 4/30/12        $     805,131
                 Total Media                              $   3,405,450
                 Retailing - 0.1 %
                 Internet Retail - 0.1 %
1,358,000   4.23 Ticketmaster Corp., Term B Loan, 7/25/14 $   1,201,830
                 Total Retailing                          $   1,201,830
                 Health Care Equipment & Services - 1.4 %
                 Health Care Equipment - 0.4 %
4,158,898   4.74 Talecris Biotherapeutics Holdings Corp., $   3,784,598
                 Health Care Facilities - 0.6 %
1,709,567   3.44 CHS/Community Health Systems, Inc., Funde$   1,481,767
87,214      2.77 CHS/Community Health Systems, Inc., Delay       75,593
2,772,431   3.47 HCA, Inc., Tranche B Term, 11/18/13          2,365,577
1,270,783   3.26 Sun Health Care Group, Inc., Term Loan, 4    1,088,637
265,517     3.22 Sun Health Care Group, Inc., Delayed Draw      227,460
                                                          $   5,239,034
                 Health Care Services - 0.2 %
2,822,534   2.77 Catalent Pharma Solutions, Inc., Dollar T$   1,792,309
                 Health Care Supplies - 0.1 %
1,421,997   4.47 Bausch & Lomb, Term Loan, 4/24/15        $   1,221,140
360,000     3.55 Bausch & Lomb, Delayed Draw, 4/24/15           309,150
                                                          $   1,530,290
                 Total Health Care Equipment & Services $ 12,346,231 Pharmaceuticals & Biotechnology - 0.1 %
                 Life Sciences Tools & Services - 0.1 %
1,044,750   5.25 Life Technologies Corp., Term B Facility,$   1,039,080
                 Total Pharmaceuticals & Biotechnology $ 1,039,080 Diversified Financials - 0.6 %
                 Diversified Financial Services - 0.5 %
5,544,000   2.92 Metavante Corp., Term Loan, 11/1/14      $   4,972,968
                 Total Diversified Financials             $   4,972,968
                 Software & Services - 0.3 %
                 It Consulting & Other Services - 0.2 %
2,419,066   2.70 Sungard Data Systems, Inc., New U.S. Term$   2,067,530
                 Systems Software - 0.1 %
582,095     6.00 Macrovision Solutions Corp., Term Loan, 5$     571,909
                 Total Software & Services                $   2,639,439
                 Semiconductors - 0.1%
                 Semiconductor Equipment - 0.1 %
329,799     3.34 Flextronics Semiconductor, A-1-A Delayed $     215,547
1,147,701   3.68 Flextronics Semiconductor, A Closing Date      750,105
                                                          $     965,652
                 Total Semiconductors                     $     965,652
                 Telecommunication Services - 0.4 %
                 Integrated Telecommunication Services - 0.3 %
240,229     4.22 Telesat Canada, U.S. Term II Loan, 10/24/$     211,144
2,796,912   4.16 Telesat Canada, U.S. Term I Loan, 10/24/1    2,458,286
                                                          $   2,669,430
                 Wireless Telecommunication Services - 0.1 %
796,975     3.44 Centennial Cellular, New Term Loan, 2/9/1$     788,365
                 Total Telecommunication Services         $   3,457,795
                 Utilities - 0.4 %
                 Electric Utilities - 0.1 %
1,970,000   4.03 Texas Competitive Electric Holdings, Init$   1,306,987
                 Independent Power Producer & Energy Traders - 0.3 % 2,923,087 4.10 Calpine Corp., First Priority Term, 3/31/$ 2,240,829
                 Total Utilities                          $   3,547,816
                 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                 (Cost  $63,645,866)                      $  50,525,230

                 TEMPORARY CASH INVESTMENTS - 4.8 %
                 Securities Lending Collateral - 4.8 % (d)
                 Certificates of Deposit:
1,004,988        Abbey National Plc, 1.58%, 8/13/09       $   1,004,988
1,004,951        Bank of Nova Scotia, 1.58%, 5/5/09           1,004,951
1,607,170        Bank of Scotland NY, 1.45%, 6/5/09           1,607,170
1,808,979        Barclays Bank, 1.13%, 5/27/09                1,808,979
1,808,979        DnB NOR Bank ASA NY, 1.5%, 6/5/09            1,808,979
1,841,138        Intesa SanPaolo S.p.A., 1.03%, 5/22/09       1,841,138
116,566          Nordea NY, 0.52%, 4/9/09                       116,566
1,507,482        Royal Bank of Canada NY, 1.44%, 8/7/09       1,507,482
1,808,979        Svenska Bank NY, 1.73%, 7/8/09               1,808,979
2,009,976        CBA, 1.31%, 7/16/09                          2,009,976
2,009,976        Societe Generale, 1.75%, 9/4/09              2,009,976
2,009,976        U.S. Bank NA, 1.35%, 8/24/09                 2,009,976
                                                          $  18,539,160
                 Commercial Paper:
2,009,976        Monumental Global Funding, Ltd., 1.64%, 8$   2,009,976
1,004,988        CME Group, Inc., 1.44%, 8/6/09               1,004,988
1,973,797        American Honda Finance Corp., 1.29%, 7/14/   1,973,797
2,009,976        HSBC Bank, Inc., 1.64%, 8/14/09              2,009,976
502,494          IBM, 1.47%, 9/25/09                            502,494
1,808,979        MetLife Global Funding, 1.71%, 6/12/09       1,808,979
1,808,979        New York Life Global, 1.37%, 9/4/09          1,808,979
1,708,480        Westpac Banking Corp., 0.94%, 6/1/09         1,708,480
                                                          $  12,827,669
                 Tri-party Repurchase Agreements:
6,029,929        Deutsche Bank, 0.21%, 4/1/09             $   6,029,929
1,672,481        Barclays Capital Markets, 0.2%, 4/1/09       1,672,481
                                                          $   7,702,410
Shares
                 Money Market Mutual Fund:
2,009,976        JPMorgan, U.S. Government Money Market Fu$   2,009,976
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost  $41,079,215)                      $  41,079,215

                 TOTAL INVESTMENT IN SECURITIES - 103.7%
                 (Cost  $979,869,876) (a)                 $ 892,266,325

                 OTHER ASSETS AND LIABILITIES - (3.7)%    $(32,160,933)

                 TOTAL NET ASSETS - 100.0%                $ 860,105,392

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
                 March 31, 2009, the value of these securities amounted to $71,991,097 or 8.4% of total net assets.

(a) At March 31, 2009, the net unrealized loss on investments based on cost for federal Income tax purposes of $979,869,876 was as follows:

                 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost$ 20,475,697

                 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (108,079,248)

                 Net unrealized gain                      $(87,603,551)


(b) Debt obligation with a variable interest rate. Rate shown is rate at period end

(c)              At March 31, 2009, the following securities were out on loan:

Principal
Amount                          Description                      Value
2,799,000        Ambac Financial Group, Inc., 6.15%, 2/15/$     223,920
2,125,000        Berkshire Hathway, Inc., 5.0%, 8/15/13       2,185,241
100,000          Canadian National Resources, Ltd., 5.9%, 2      89,577
2,202,000        C10 Capital SPV, Ltd., Floating Rate Note,     771,228
2,737,000        Constellation Brands, Inc., 8.375%, 12/15/   2,750,685
1,970,000        Embarq Corp., 7.082%, 6/1/16                 1,773,000
3,089,000        First Data Corp., 9.875%, 9/24/15 (144A)     1,807,065
2,603,000        Ford Motor Credit Co., 5.7%, 1/15/10         2,229,628
600,000          Freeport-McMoran Copper & Gold, Inc., Floa     493,500
4,000,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)   1,795,656
300,000          HCA, Inc., 9.875%, 2/15/17                     283,500
2,547,000        JP Morgan Chase & Co., 6.0%, 1/15/18         2,572,682
674,000          JP Morgan Chase & Co., 7.9%, 4/29/49           433,139
920,000          KeyCorp., 6.5%, 5/14/13                        897,769
1,000,000        Lear Corp., 8.75%, 12/1/16                     205,000
2,166,000        MBIA, Inc., Floating Rate Note, 1/15/33  (     671,460
421,000          Prudential Financial, Inc., 5.15%, 1/15/13     312,923
3,509,000        Sally Holdings LLC, 9.25%, 11/15/14 (144A)   3,324,778
2,450,000        Spectra Energy Capital LLC, 6.2%, 4/15/18    2,261,365
1,656,000        TXU Energy Co., 10.25%, 11/1/15                828,000
420,000          Time Warner Cable, Inc., 8.75, 2/14/19         445,967
990,000          TNK-BP Finance SA, 6.625%, 3/20/17             653,400
1,200,000        Trans-Canada Pipelines, Ltd., 7.125%, 1/15   1,252,093
1,650,000        U.S. Treasury Notes, 4.5%, 5/15/38           1,926,375
850,000          U.S. Treasury Notes, 4.5%, 2/15/36             979,360
1,020,000        U.S. Treasury Inflation Notes, 2.0%, 1/15/   1,050,918
406,000          Verizon Communications, Inc., 8.75%, 11/1/     464,537
2,679,000        Wachovia Corp., 5.75%, 6/15/17               2,390,748
530,000          WEA Finance LLC, 7.125%, 4/15/18               414,079
1,262,000        Wells Fargo Capital, 9.75%, 12/29/49           921,260
2,212,000        Wells Fargo Co., 4.375%, 1/31/13             2,061,697
45,000           Windstream Corp., 8.125%, 8/1/13                44,325
                 Total                                    $  35,487,594

++               Indicates pending sale at March 31, 2009.

(d)              Securities lending collateral is managed by Credit Suisse, New
York Branch.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:


Valuation Inputs                                           Investments Other
Financial
                                                           in
SecuritieInstruments
Level 1 - Quoted Prices                                   $ 3,867,876       0
Level 2 - Other Significant Observable Inputs              887,536,404      0
Level 3 - Significant Unobservable Inputs                    862,045        0
Total                                                     $892,266,325      0

                 Following is a reconciliation of assets valued using
significant
                 unobservable inputs (Level 3):
                                                           Investments
                                                           in Securities
                 Balance as of 12/31/08                   $  3,789,160
                 Realized gain (loss)                                0
                 Change in net unrealized appreciation (dep (2,927,115)
                 Net purchases (sales)                               0
                 Transfers in and out of Level 3                     0
                 Balance as of 3/31/09                    $    862,045


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.